Commitments and contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Jul. 29, 2026 aircraft	Jun. 30, 2026 USD ($) aircraft engine helicopter	Sep. 30, 2025 USD ($)	Jun. 11, 2025 USD ($)	Jun. 09, 2022 aircraft	Dec. 31, 1992 engine aircraft
Loss Contingencies [Line Items]
Number of managed aircrafts						3
VASP litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period | $	$ 0
VASP litigation | Aircraft
Loss Contingencies [Line Items]
Number of leased assets							13
VASP litigation | Engines
Loss Contingencies [Line Items]
Number of leased assets | engine							3
Aviation, War and Allied Perils | AerCap Ireland
Loss Contingencies [Line Items]
Amount awarded under insurance claim | $					$ 1,000,000,000.0
All Risks, Operator Reinsurance Policies
Loss Contingencies [Line Items]
Loss contingency, insurance coverage claimable by entity | $			$ 1,000,000,000	$ 1,200,000,000
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts			379
Purchase obligation, number of engines | engine			10
Purchase obligation, number of helicopters | helicopter			11
Capital Addition Purchase Commitments | A-320-Neo
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts			116
Capital Addition Purchase Commitments | Subsequent event | Boeing 787
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts		15